Related Party Transactions and Balances (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sino Bioway
Rent expenses payable to SinoBioway Biotech Group Co. Ltd. ("SinoBioway").	$ 852	$ 869	$ 847